Summary of Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) - USD ($) $ in Millions		Dec. 31, 2016		Dec. 31, 2015
Assets
Separate account assets	[1]	$ 58,839		$ 55,963
Fair Value, Measurements, Recurring [Member]
Assets
Investments at fair value		45,698		38,423
Derivative instruments - assets		836		570
Separate account assets		88,705	[2]	85,150	[3]
Assets at fair value		135,239		124,143
Liabilities
Future policy benefits and claims		346		65
Derivative instruments - liabilities		123		106
Liabilities at fair value		469		171
Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Assets
Investments at fair value		3,134		1,578
Separate account assets		87,266	[2]	83,466	[3]
Assets at fair value		90,400		85,044
Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets
Investments at fair value		41,142		35,580
Derivative instruments - assets		203		125
Separate account assets		1,374	[2]	1,323	[3]
Assets at fair value		42,719		37,028
Liabilities
Derivative instruments - liabilities		121		100
Liabilities at fair value		121		100
Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Assets
Investments at fair value		1,422		1,265
Derivative instruments - assets		633		445
Separate account assets		65	[2]	361	[3]
Assets at fair value		2,120		2,071
Liabilities
Future policy benefits and claims		346		65
Derivative instruments - liabilities		2		6
Liabilities at fair value		348		71
Fixed maturity securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Investments at fair value		43,690		37,570
Fixed maturity securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Assets
Investments at fair value		2,084		1,308
Fixed maturity securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets
Investments at fair value		40,185		35,034
Fixed maturity securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Assets
Investments at fair value		1,421		1,228
Fixed maturity securities [Member] | U.S. Treasury securities and obligations of U.S. Government corporations and agencies [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Investments at fair value		645		402
Fixed maturity securities [Member] | U.S. Treasury securities and obligations of U.S. Government corporations and agencies [Member] | Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Assets
Investments at fair value		642		399
Fixed maturity securities [Member] | U.S. Treasury securities and obligations of U.S. Government corporations and agencies [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets
Investments at fair value		1		1
Fixed maturity securities [Member] | U.S. Treasury securities and obligations of U.S. Government corporations and agencies [Member] | Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Assets
Investments at fair value		2		2
Fixed maturity securities [Member] | Obligations of states, political subdivisions and foreign governments [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Investments at fair value		2,696		2,367
Fixed maturity securities [Member] | Obligations of states, political subdivisions and foreign governments [Member] | Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Assets
Investments at fair value		57		63
Fixed maturity securities [Member] | Obligations of states, political subdivisions and foreign governments [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets
Investments at fair value		2,639		2,304
Fixed maturity securities [Member] | Corporate public securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Investments at fair value		28,054		23,290
Fixed maturity securities [Member] | Corporate public securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets
Investments at fair value		27,845		23,142
Fixed maturity securities [Member] | Corporate public securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Assets
Investments at fair value		209		148
Fixed maturity securities [Member] | Corporate private securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Investments at fair value		5,811		5,170
Fixed maturity securities [Member] | Corporate private securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets
Investments at fair value		4,747		4,226
Fixed maturity securities [Member] | Corporate private securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Assets
Investments at fair value		1,064		944
Fixed maturity securities [Member] | Residential mortgage-backed securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Investments at fair value		3,248		3,146
Fixed maturity securities [Member] | Residential mortgage-backed securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Assets
Investments at fair value		1,385		846
Fixed maturity securities [Member] | Residential mortgage-backed securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets
Investments at fair value		1,857		2,291
Fixed maturity securities [Member] | Residential mortgage-backed securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Assets
Investments at fair value		6		9
Fixed maturity securities [Member] | Commercial mortgage-backed securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Investments at fair value		1,279		1,565
Fixed maturity securities [Member] | Commercial mortgage-backed securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets
Investments at fair value		1,279		1,565
Fixed maturity securities [Member] | Asset-backed Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Investments at fair value		1,957		1,630
Fixed maturity securities [Member] | Asset-backed Securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets
Investments at fair value		1,817		1,505
Fixed maturity securities [Member] | Asset-backed Securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Assets
Investments at fair value		140		125
Other [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Investments at fair value		2,008		853
Other [Member] | Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Assets
Investments at fair value		1,050		270
Other [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets
Investments at fair value		957		546
Other [Member] | Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Assets
Investments at fair value		$ 1		$ 37

[1]	Excludes $30.2 billion and $31.3 billion as of December 31, 2016 and 2015, respectively, of separate account assets not related to deferred variable annuity contracts with guarantees, primarily attributable to retirement plan, variable universal life and COLI products.
[2]	Excludes $366 million as of December 31, 2016 of separate account assets that use net asset value ("NAV") as a practical expedient to estimate fair value.
[3]	Excludes $2.1 billion of separate account assets that use NAV as a practical expedient to estimate fair value, which presentation has changed to conform with the current period presentation as a result of new guidance. This included an investment in a mutual fund that was not redeemed until the guarantee period expired in 2016 with a net asset value of $1.7 billion. The investment strategy of this fund was to build a portfolio where the assets were sufficient to achieve a target portfolio value by the end of the guarantee period.